Liquidity (Details) - USD ($)		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity (Details) [Line Items]
Net income (loss)		$ 33,588	$ (1,288,205)	$ 506,769
Cash and cash equivalents decreased			2,915,470
Working capital		5,400,000
Deferred revenue		7,100,000
Realizes deferred revenue		2,800,000
Cash		1,500,000
Initial public offering (in Shares)	3,390,000
Offering price per shares (in Dollars per share)	$ 4
Total gross proceeds	$ 13,600,000
Net proceeds		12,000,000
Minimum [Member]
Liquidity (Details) [Line Items]
Cash and cash equivalents decreased		1,434,168
Maximum [Member]
Liquidity (Details) [Line Items]
Cash and cash equivalents decreased		1,481,302
Consolidated Financial Statements [Member]
Liquidity (Details) [Line Items]
Net income (loss)		$ 3,000,000	$ 600,000